CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.35%
CLOSED-END FUNDS - 11.63%
CONVERTIBLE SECURITIES - 0.08%
Virtus Equity & Convertible Income Fund	24,000	$487,440

CORE - 0.79%
General American Investors Company, Inc.	148,262	5,018,669

DEVELOPED MARKET - 0.24%
First Trust Dynamic Europe Equity Income Fund	27,292	260,366
Japan Smaller Capitalization Fund, Inc.	198,770	1,164,792
New Germany Fund, Inc. (The)	16,400	114,144
		1,539,302
DIVERSIFIED EQUITY - 0.95%
Adams Diversified Equity Fund, Inc.	398,555	5,806,946
Royce Micro-Cap Trust, Inc.	38,400	304,512
		6,111,458
EMERGING MARKETS - 0.26%
Mexico Fund, Inc. (The)	11,500	149,845
Morgan Stanley India Investment Fund, Inc.	64,224	1,494,492
		1,644,337
ENERGY MLP FUNDS - 2.05%
ClearBridge Energy Midstream Opportunity Fund Inc.	93,530	2,339,185
ClearBridge MLP and Midstream Fund Inc.	120,527	3,591,706
ClearBridge MLP and Midstream Total Return Fund Inc.	63,520	1,671,211
First Trust MLP and Energy Income Fund	215,401	1,540,117
Goldman Sachs MLP and Energy Renaissance Fund	95,982	1,151,784
Kayne Anderson NextGen Energy & Infrastructure, Inc.	228,377	1,614,625
Neuberger Berman MLP and Energy Income Fund Inc.	194,144	1,188,161
		13,096,789
GLOBAL - 0.17%
Gabelli Global Small and Mid Cap Value Trust (The)	21,437	204,295
GDL Fund (The)	110,081	871,841
		1,076,136
INCOME & PREFERRED STOCK - 0.11%
LMP Capital and Income Fund Inc.	65,191	734,703

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 0.50%
Adams Natural Resources Fund, Inc.	34,208	$665,688
Cushing® NextGen Infrastructure Income Fund (The)	27,417	1,005,656
First Trust Energy Infrastructure Fund	112,157	1,495,052
		3,166,396
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.80%
BlackRock Enhanced International Dividend Trust	50,000	223,500
Virtus Dividend, Interest & Premium Strategy Fund	458,969	4,901,789
		5,125,289
REAL ESTATE - 0.09%
Nuveen Real Estate Income Fund	73,374	567,181

SECTOR EQUITY - 5.59%
BlackRock Health Sciences Trust II	833,419	12,442,946
BlackRock Innovation and Growth Trust	2,030,264	14,760,018
Gabelli Healthcare & WellnessRx Trust (The)	26,546	252,187
GAMCO Natural Resources, Gold & Income Trust	93,421	384,895
Neuberger Berman Next Generation Connectivity Fund Inc.	407,511	3,846,904
Nuveen Real Asset Income and Growth Fund	141,957	1,582,821
Tekla Life Sciences Investors	13,500	184,410
Virtus Artificial Intelligence & Technology Opportunity Fund	144,968	2,258,601
		35,712,782

TOTAL CLOSED-END FUNDS		74,280,482

COMMUNICATION SERVICES - 8.31%
Alphabet Inc. - Class C *	248,000	23,845,200
Charter Communications, Inc. - Class A *	5,300	1,607,755
Comcast Corporation - Class A	187,500	5,499,375
Meta Platforms, Inc. - Class A *	48,000	6,512,640
Netflix, Inc. *	16,000	3,767,040
T-Mobile US, Inc. *	54,700	7,339,099
Twitter, Inc. *	24,000	1,052,160
Verizon Communications Inc.	4,700	178,459

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 8.31% (Continued)
Walt Disney Company (The) *	35,000	$3,301,550
		53,103,278
CONSUMER DISCRETIONARY - 12.09%
Amazon.com, Inc. *	264,000	29,832,000
Booking Holdings Inc. *	1,500	2,464,815
Dollar General Corporation	7,000	1,679,020
eBay Inc.	20,000	736,200
Ford Motor Company	160,000	1,792,000
General Motors Company	51,000	1,636,590
Hilton Worldwide Holdings Inc.	10,000	1,206,200
Home Depot, Inc. (The)	7,600	2,097,144
Lowe's Companies, Inc.	26,000	4,883,060
Marriott International, Inc. - Class A	10,000	1,401,400
McDonald's Corporation	2,100	484,554
NIKE, Inc. - Class B	50,000	4,156,000
O'Reilly Automotive, Inc. *	2,500	1,758,375
Starbucks Corporation	35,000	2,949,100
Target Corporation	15,000	2,225,850
Tesla, Inc. *	57,000	15,119,250
TJX Companies, Inc. (The)	45,000	2,795,400
		77,216,958
CONSUMER STAPLES - 4.92%
Coca-Cola Company (The)	150,600	8,436,612
Constellation Brands, Inc. - Class A	7,000	1,607,760
Costco Wholesale Corporation	20,200	9,539,854
Estée Lauder Companies Inc. (The) - Class A	7,000	1,511,300
Monster Beverage Corporation *	16,000	1,391,360
PepsiCo, Inc.	24,500	3,999,870
Philip Morris International Inc.	47,800	3,967,878
Procter & Gamble Company (The)	1,500	189,375
Walgreens Boots Alliance, Inc.	20,000	628,000
Walmart Inc.	1,400	181,580
		31,453,589
ENERGY - 2.53%
Chevron Corporation	17,700	2,542,959
ConocoPhillips	33,700	3,448,858

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY - 2.53% (Continued)
Devon Energy Corporation	22,000	$1,322,860
EOG Resources, Inc.	2,900	324,017
Exxon Mobil Corporation	22,100	1,929,551
Kinder Morgan, Inc. - Class P	75,000	1,248,000
Marathon Petroleum Corporation	13,800	1,370,754
Occidental Petroleum Corporation	22,700	1,394,915
Pioneer Natural Resources Company	8,500	1,840,505
Schlumberger Limited	2,500	89,750
Valero Energy Corporation	5,800	619,730
		16,131,899
EXCHANGE-TRADED FUNDS - 2.97%
Energy Select Sector SPDR® Fund (The)	30,000	2,160,600
Invesco QQQ TrustSM, Series 1	20,000	5,345,200
iShares Core S&P 500 ETF	12,000	4,303,800
Technology Select Sector SPDR® Fund (The)	60,000	7,126,800
		18,936,400
FINANCIALS - 9.77%
American Express Company	12,000	1,618,920
Aon plc - Class A	8,000	2,142,960
Bank of America Corporation	250,000	7,550,000
Bank of New York Mellon Corporation (The)	15,000	577,800
Berkshire Hathaway Inc. - Class B *	55,000	14,686,100
Charles Schwab Corporation (The)	60,000	4,312,200
Citigroup Inc.	70,000	2,916,900
Goldman Sachs Group, Inc. (The)	8,000	2,344,400
JPMorgan Chase & Co.	87,000	9,091,500
Moody's Corporation	6,000	1,458,660
Morgan Stanley	50,100	3,958,401
Progressive Corporation (The)	22,000	2,556,620
S&P Global Inc.	13,000	3,969,550
Wells Fargo & Company	130,000	5,228,600
		62,412,611
HEALTH CARE - 13.60%
Abbott Laboratories	26,300	2,544,788
AbbVie Inc.	42,500	5,703,925
Anthem, Inc.	9,000	4,088,160

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.60% (Continued)
Biogen Inc. *	6,000	$1,602,000
Boston Scientific Corporation *	42,000	1,626,660
Bristol-Myers Squibb Company	119,500	8,495,255
Centene Corporation *	18,000	1,400,580
Cigna Corporation	12,000	3,329,640
CVS Health Corporation	40,000	3,814,800
Danaher Corporation	33,700	8,704,373
Eli Lilly and Company	12,400	4,009,540
Elevance Health, Inc.	9,000	4,088,160
Gilead Sciences, Inc.	25,000	1,542,250
HCA Healthcare, Inc.	9,000	1,654,110
Humana Inc.	4,000	1,940,760
IQVIA Holdings Inc. *	7,000	1,267,980
Johnson & Johnson	8,700	1,421,232
McKesson Corporation	5,000	1,699,350
Merck & Co., Inc.	58,200	5,012,184
Pfizer Inc.	39,800	1,741,648
Thermo Fisher Scientific Inc.	7,400	3,753,206
UnitedHealth Group Incorporated	38,600	19,494,544
Vertex Pharmaceuticals Incorporated *	7,000	2,026,780
		86,873,765
INDUSTRIALS - 5.62%
Boeing Company (The) *	22,000	2,663,760
Caterpillar Inc.	10,000	1,640,800
Cintas Corporation	3,000	1,164,570
CSX Corporation	90,000	2,397,600
FedEx Corporation	7,000	1,039,290
General Dynamics Corporation	7,000	1,485,190
Honeywell International Inc.	31,500	5,259,555
Lockheed Martin Corporation	10,000	3,862,900
Norfolk Southern Corporation	11,000	2,306,150
Raytheon Technologies Corporation	3,800	311,068
Southwest Airlines Co. *	24,000	740,160
TransDigm Group Incorporated	2,000	1,049,640
Union Pacific Corporation	26,000	5,065,320
United Parcel Service, Inc. - Class B	28,000	4,523,120

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 5.62% (Continued)
Waste Management, Inc.	15,000	$2,403,150
		35,912,273
INFORMATION TECHNOLOGY - 22.32%
Adobe Inc. *	18,000	4,953,600
Advanced Micro Devices, Inc. *	51,000	3,231,360
Apple Inc.	277,000	38,281,400
Applied Materials, Inc.	18,000	1,474,740
Autodesk, Inc. *	8,000	1,494,400
Broadcom Inc.	7,100	3,152,471
Cisco Systems, Inc.	43,000	1,720,000
Fidelity National Information Services, Inc.	21,000	1,586,970
Fiserv, Inc. *	21,000	1,964,970
HP Inc.	14,000	348,880
Intel Corporation	146,000	3,762,420
Intuit Inc.	9,000	3,485,880
Lam Research Corporation	5,000	1,830,000
Mastercard Incorporated - Class A	28,000	7,961,520
Micron Technology, Inc.	40,000	2,004,000
Microsoft Corporation	140,000	32,606,001
NVIDIA Corporation	90,800	11,022,212
Oracle Corporation	25,000	1,526,750
PayPal Holdings, Inc. *	35,000	3,012,450
QUALCOMM Incorporated	22,000	2,485,560
Roper Technologies, Inc.	4,000	1,438,560
Salesforce.com, Inc. *	35,000	5,034,400
Visa, Inc. - Class A	46,000	8,171,900
		142,550,444
MATERIALS - 2.19%
Air Products and Chemicals, Inc.	6,000	1,396,380
Ball Corporation	7,000	338,240
Corteva, Inc.	36,300	2,074,545
DuPont de Nemours, Inc.	15,000	756,000
Ecolab Inc.	300	43,326
Freeport-McMoRan Inc.	57,500	1,571,475
International Flavors & Fragrances Inc.	7,000	635,810
Linde plc	19,000	5,122,210

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
MATERIALS - 2.19% (Continued)
Newmont Corporation	24,000	$1,008,720
Nucor Corporation	10,000	1,069,900
		14,016,606
REAL ESTATE - 1.82%
American Tower Corporation	18,000	3,864,600
AvalonBay Communities, Inc.	6,000	1,105,140
CBRE Group, Inc. - Class A *	13,000	877,630
Crown Castle Inc.	2,200	318,010
Digital Realty Trust, Inc.	10,000	991,800
Equinix, Inc.	3,000	1,706,520
Prologis, Inc.	1,500	152,400
Public Storage	5,000	1,464,050
SBA Communications Corporation - Class A	4,000	1,138,600
		11,618,750
UTILITIES - 1.58%
American Electric Power Company, Inc.	8,300	717,535
American Water Works Company, Inc.	5,000	650,800
Consolidated Edison, Inc.	14,000	1,200,640
Constellation Energy Corporation	8,433	701,541
Dominion Energy, Inc.	3,300	228,063
Duke Energy Corporation	2,200	204,644
Exelon Corporation	40,300	1,509,638
NextEra Energy, Inc.	21,500	1,685,815
Public Service Enterprise Group Incorporated	2,700	151,821
Sempra Energy	12,000	1,799,280
Southern Company (The)	18,500	1,258,000
		10,107,777

TOTAL EQUITY SECURITIES (cost - $659,210,845)		634,614,832

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2022 (Unaudited)(Continued)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.50%
MONEY MARKET FUND - 0.50%
Fidelity Institutional Money Market Government Portfolio - Class I 2.74%^ (cost - $3,186,095)	3,186,095	$3,186,095

TOTAL INVESTMENTS – 99.85% (cost - $662,396,940)		637,800,927

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%		938,084

NET ASSETS - 100.00%		$638,739,011

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2022.

plc	Public Limited Company.